Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total salaries received as salary and bonus by the key management personnel	$ 140,952	$ 130,900
Fees received by Directors	$ 780,246	$ 767,702